Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2023	138,267	148,128	286,395
Initial consolidation	7,965	-	7,965
Translation differences	3,010	-	3,010

Balance as of December 31, 2023	149,242	148,128	297,370

Initial consolidation	3,346	662	4,008
Additions	9,556		9,556
Translation differences	(6,896)	9	(6,887)

Balance as of December 31, 2024	155,248	148,799	304,047

Amortization:
Balance as of January 1, 2023	6,678	-	6,678
Amortization	3,024	-	3,024
Translation differences	(293)	-	(293)

Balance as of December 31, 2023	9,409	-	9,409

Amortization	3,883	-	3,883
Translation differences	(687)	-	(687)

Balance as of December 31, 2024	12,605	-	12,605

Depreciated cost as of December 31, 2023	139,833	148,128	287,961
Depreciated cost as of December 31, 2024	142,643	148,799	291,442

Disclosure of detailed information about the aggregate carrying amounts of goodwill [text block]
	As of December 31
	2024	2023
	USD thousands	USD thousands
Goodwill	148,799	148,128